Scheduled Annual Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011
Debt Disclosure [Line Items]
Debt maturities in 2012	$ 1,300
Debt maturities in 2013	1,624
Debt maturities in 2014	1,557
Debt maturities in 2015	1,195
Debt maturities in 2016	780
Debt maturities thereafter	2,897
Total	9,353
Short-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2012	281
Total	281
Long-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2012	1,019
Debt maturities in 2013	1,624
Debt maturities in 2014	1,557
Debt maturities in 2015	1,195
Debt maturities in 2016	780
Debt maturities thereafter	2,897
Total	$ 9,072